Loans and Advances	6 Months Ended
Sep. 30, 2021
Text block [abstract]
Loans and Advances
7	LOANS AND ADVANCES
The following tables present loans and advances at Sept
e
mber 30, 2021 and March 31, 2021.

	At September 30, 2021
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥94,386,082	¥3,640,141	¥1,086,562	¥99,112,785

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(266,624)
Less: Allowance for loan losses	(159,889)	(241,382)	(398,737)	(800,008)

Carrying amount				¥98,046,153

	At March 31, 2021
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥94,155,246	¥3,498,733	¥1,171,576	¥98,825,555

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(261,330)
Less: Allowance for loan losses	(170,156)	(255,909)	(423,222)	(849,287)

Carrying amount				¥97,714,938

Reconciliation of allowance for loan losses is as follows:

	At September 30, 2021
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Allowance for loan losses:
Balance at April 1, 2021	¥170,156	¥255,909	¥423,222	¥849,287
Net transfers between stages	(8,713)	(1,465)	10,178	—
Provision (credit) for loan losses	(2,382)	(14,193)	30,430	13,855
Charge-offs (1)	—	—	72,949	72,949
Recoveries	—	—	7,032	7,032

Net charge-offs	—	—	65,917	65,917
Others (2)	828	1,131	824	2,783

Balance at September 30, 2021	¥159,889	¥241,382	¥398,737	¥800,008

	At September 30, 2020
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Allowance for loan losses:
Balance at April 1, 2020	¥203,286	¥147,382	¥355,737	¥706,405
Net transfers between stages	(3,299)	(10,720)	14,019	—
Provision (credit) for loan losses	(23,142)	166,273	81,865	224,996
Charge-offs (1)	—	—	80,694	80,694
Recoveries	—	—	6,365	6,365

Net charge-offs	—	—	74,329	74,329
Others (2)	24	(572)	1,424	876

Balance at September 30, 2020	¥176,869	¥302,363	¥378,716	¥857,948

(1)	Charge-offs consist of the reduction of the allowance through the sales of loans and write-offs.
(2)	Others mainly include foreign exchange translations for the six months ended September 30, 2021 and 2020.
The allowance for loan losses is measured under the expected credit losses (“ECL”) model which requires the use of complex models and significant assumptions about future economic conditions and credit behavior. For the six months ended September 30, 2021, the obligor grading, macroeconomic factors and additional ECL adjustments used to determine the final ECL reflected the current and forward-looking impact of the
COVID-19
pandemic.
Although the Group understands that there is significant uncertainty in predicting the severity and duration of the
COVID-19
pandemic and its impact on the Japanese and global economy, the Group assumed that the Japanese and global economy will recover from the fiscal year ending March 31, 2022, reflecting the roll-out
of vaccines, and reach the
pre-COVID-19
level by the beginning of the fiscal year ending March 31, 2023. This assumption was considered in determining the base scenario. The following table shows the growth rates of Japanese and global GDP, which are the key factors of the macroeconomic scenarios, under the base scenario.

	For the fiscal year ending March 31,
	2022	2023
	(%)
Japanese GDP	3.4	2.9
Global GDP	6.0	4.2
In determining the need for making additional ECL adjustments, the Group considered whether there is an increased credit risk for some portfolios on which the
COVID-19
pandemic would have a material adverse impact but where the impact was not fully incorporated in the ECL model. This included the consideration of the temporary impact on probability of default of various measures taken by governments. The Group evaluated the forward-looking impact on credit risks and losses of certain industry-related portfolios selected based on changes in factors such as the market conditions and bankruptcy trends as a result of the reduction in economic activity by requests for voluntary restraint on movement and business closure requests to commercial facilities. As a consequence, the Group continued to recognize additional ECL adjustments for portfolios related to some industries.
As a result, for the six months ended September 30, 2021, the allowance for loan losses decreased by
¥49,279 million from ¥849,287
million at the beginning of period to
¥800,008
million at the end of the period. The decrease was primarily due to a modest economic recovery, and charge-offs through the sales of loans and write-offs.